Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2024
Commitments and Contingencies
Schedule of continuity of financial guarantee liability
Financial Guarantee Liability $
Balance, January 31, 2021	182,200
Change in carrying value	901,095
Balance, January 31, 2022	1,083,295
Accretion	23,917
Balance, January 31, 2023	1,107,212
Change in carrying value	34,050
Balance, January 31, 2024	1,141,262

Current, January 31, 2024	550,392
Non-current, January 31, 2024	590,870
Balance, January 31, 2024	1,141,262